Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 1,124,798	¥ 1,013,028
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	17,256	18,418
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	83,993	78,435
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	44,238	42,601
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	134,276	128,463
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	200,319	169,960
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	158,735	162,524
Trust fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	74,264	69,501
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	29,176	26,663
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	41,591	38,107
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	29,360	28,190
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 311,590	¥ 250,166